Provisions (Details 1 - Textual) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions
Provisions assumed in a business combination (note 9.3.c)	R$ 13,583
Provision recorded	12,347	R$ 633	R$ 161
Judicial deposits	9,819	3,079
Civil, labor and tax lawsuits contingent liabilities
Provisions
Provision recorded	0
Contingent liabilities	10,563	4,292
Civil, labor and tax lawsuits contingent liabilities | Box 1824
Provisions
Provision recorded	0
Contingent liabilities	6,283
Tax
Provisions
Provisions assumed in a business combination (note 9.3.c)	0
Provision recorded	205	131	11
Judicial deposits	9,405	2,933
Labor
Provisions
Provisions assumed in a business combination (note 9.3.c)	13,583
Provision recorded	12,142	502	R$ 150
Judicial deposits	415	142
Labor | Box 1824
Provisions
Provisions assumed in a business combination (note 9.3.c)	13,583
Net provisions assumed in a business combination	R$ 11,343
Civil
Provisions
Judicial deposits		R$ 4